Bank Loans (Details) - USD ($) $ in Thousands			1 Months Ended												12 Months Ended
	Nov. 12, 2021	Sep. 06, 2021	Nov. 29, 2022	Nov. 25, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 28, 2021	Nov. 23, 2021	Mar. 26, 2021	Sep. 30, 2020	Sep. 29, 2020	Mar. 31, 2020	Mar. 23, 2020	Mar. 21, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 23, 2022	Mar. 04, 2021
Bank Loans (Details) [Line Items]
Working capital			$ 431		$ 718
Maturity date		Mar. 05, 2022	Nov. 28, 2023	May 24, 2023	Mar. 31, 2023		Dec. 23, 2022	May 22, 2022			Mar. 29, 2021
Fixed interest rate			3.65%	6.00%	3.70%		3.80%	6.00%	4.50%						4.50%
Guarantee fee															$ 15
Unamortized guarantee fee balance															$ 4
Effective interest rate															5.80%	5.29%
Credit facility agreement amount	$ 431					$ 2,154						$ 1,533
Withdraw				$ 431					$ 1,568						$ 2,154
Outstanding amount																$ 1,412
Repayment debt		$ 1,097						$ 471
Maximum [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate										6.00%									6.00%
Credit facility agreement amount											$ 1,073
Withdraw										$ 1,073
Minimum [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate										5.50%									5.50%
Credit facility agreement amount											$ 460
Withdraw										$ 460
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate															6.46%	6.92%	7.19%
Interest expense related to bank loans															$ 346	$ 383	$ 332
Bank of Beijing [Member]
Bank Loans (Details) [Line Items]
Guarantee fee																7
Unamortized guarantee fee balance																7
Bank of Beijing [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Working capital							$ 471
Guarantee fee															7
Unamortized guarantee fee balance															$ 6
Effective interest rate															5.20%
Glory Star Beijing [Member]
Bank Loans (Details) [Line Items]
Guarantee fee																33
Unamortized guarantee fee balance																$ 6
Glory Star Beijing [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Guarantee fee															$ 51
Unamortized guarantee fee balance															$ 10
Effective interest rate															6.94%
Huaxia Bank [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate															6.09%
Guarantee fee															$ 15
Unamortized guarantee fee balance															$ 11
Effective interest rate															5.80%	8.13%
Credit facility agreement amount					$ 718							$ 1,533
Withdraw					$ 718								$ 1,533
Repaid amount														$ 153
Due amount																		$ 1,380
Fixed interest rate					3.70%